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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Riverstone Holdings LLC
Address:          712 Fifth Avenue
                  New York, New York  10019

Form 13F File Number:      028-12939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Thomas Walker
Title:            Authorized Person
Phone:            212-993-0095

Signature, Place, and Date of Signing:

/s/ Thomas Walker                  New York, Ny                February 5, 2009
---------------------------     --------------------         -------------------
    [Signature]                    [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          1
                                                           ------------------

Form 13F Information Table Entry Total:                                     1
                                                           ------------------

Form 13F Information Table Value Total:                               $11,480
                                                           ------------------
                                                               (in thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NO.          FORM 13F FILE NUMBER         NAME
    --------     ------------------------     ----------------------------------
    01           028-12940                    Riverstone Investment Services LLC



                                                     Riverstone Holdings LLC
                                                   Form 13F Information Table
                                                 Quarter Ended December 31, 2008


                                                                                   INVESTMENT DISCRETION        VOTING AUTHORITY

                                             Fair Market    Shares or
                      Title of      Cusip       Value       Principal  SH/   Put/      Shared - Shared- Other
Issuer                  Class       Number  (in thousands)   Amount    PRN   Call Sole Defined  Other   Mngrs   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN MIDSTREAM
HLDGS LP             COM LP INTS   55907R108   $11,480       827,675   SH              DEFINED             1  827,675
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                        $11,480
(in thousands)

